Subsequent Events (Details) - Subsequent event $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 29, 2021 USD ($) vessel derivative	Jul. 08, 2021 USD ($) $ / shares
Dividend declaration
Number of derivative contracts | derivative	2
Interest rate swap, notional amount | $	$ 30
Vessel acquisition price | $	$ 23,100
Shimafive, Shimasix and Shimaseven
Dividend declaration
Number of vessels acquired | vessel	3
Shimafive
Dividend declaration
Number of vessels acquired, delivery date by fourth quarter 2023 | vessel	1
Shimasix and Shimaseven
Dividend declaration
Number of vessels acquired, delivery date by first quarter 2024 | vessel	2
Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares		$ 0.50
Dividends payable | $		$ 2,746
Minimum
Dividend declaration
Fixed interest rate	0.77%
Maximum
Dividend declaration
Fixed interest rate	0.829%